Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets		$ 1,000,000
Amortization of intangible assets		(500,000)
Impairment of intangible assets		(500,000)
TOTAL